Share-based Option Plan - Summary of Changes in Stock Options (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended			157 Months Ended
	Dec. 31, 2023 BRL (R$) share brazilianReal plan R$ / shares	Dec. 31, 2022 BRL (R$) share R$ / shares	Dec. 31, 2021 BRL (R$) share	Dec. 31, 2022 BRL (R$) share R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based compensation plans | plan	3
Number of options, Beginning balance	21,191,578	10,426,754
Granted	2,300,000	18,096,196
Exercised	756,585	2,422,496
Canceled	(422,314)	(4,908,876)
Number of options, Ending balance	22,312,679	21,191,578	10,426,754	21,191,578
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Weighted average share price | R$ / shares	R$ 16.01	R$ 11.01
Share-based payment | R$	R$ 71,643	R$ (18,250)	R$ 17,180
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	19,069,705	3,923,686
Granted	1,800,000	17,089,417		39,791,376
Exercised	124,388	1,943,398
Canceled	(223,633)	0
Number of options, Ending balance	20,521,684	19,069,705	3,923,686	19,069,705
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Weighted average share price | R$ / shares	R$ 12.93	R$ 11.84
Cash inflow stock option plan | R$	R$ 1,608	R$ 23,006		R$ 23,006
Share-based payment | R$	R$ 61,646	R$ 29,368	R$ 5,933
Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	1,795,401	1,366,386
Granted	500,000	1,006,779
Exercised	609,313	479,098
Canceled	(142,023)	(98,666)
Number of options, Ending balance	1,544,065	1,795,401	1,366,386	1,795,401
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of other equity instruments outstanding in share-based payment arrangement	1,544,065
Share-based payment | R$	R$ 9,093	R$ 1,366	R$ 15,877
Income Tax Regarding RSU Transfer | R$	R$ 3,239	R$ 1,427
Phantom Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	326,472	5,136,682
Granted	0	0
Exercised	22,884	0
Canceled	(56,658)	(4,810,210)
Number of options, Ending balance	246,930	326,472	5,136,682	326,472
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Weighted average share price | R$ / shares	R$ 10.35	R$ 0
Flat cash inflow of phantom shares | R$	R$ 237	R$ 0		R$ 0
Total obligation related to the phantom shares plan | R$ / shares	R$ 1,736,000	R$ 844,000		R$ 844,000
Share-based payment | R$	R$ 904	R$ (48,984)	R$ (4,630)